RELATED PARTY TRANSACTIONS - Founder Shares (Details)				12 Months Ended
	Feb. 11, 2021 USD ($)	Jan. 08, 2021	Dec. 17, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 08, 2021 shares
RELATED PARTY TRANSACTIONS
Common stock shares issued price per share | $ / shares				$ 10.00
Common Class B [Member]
RELATED PARTY TRANSACTIONS
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, shares issued | shares				6,900,000	6,900,000	6,900,000
Stock split ratio		1.2
Common shares, shares outstanding | shares				6,900,000	6,900,000	6,900,000
Sponsor [Member]
RELATED PARTY TRANSACTIONS
Consideration received | $	$ 25,000
Founder shares | Sponsor [Member] | Common Class B [Member]
RELATED PARTY TRANSACTIONS
Consideration received | $			$ 25,000
Price of warrants | $ / shares			$ 0.004
Number of shares issued | shares			5,750,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Shares subject to forfeiture | shares						900,000
Shares are no longer subject to forfeiture | shares						900,000
Restrictions on transfer period of time after business combination completion				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | $				20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				180 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | $				30